Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Financial income and expenses [Abstract]
Financial income and expenses - Financial income and expenses [Text Block]

Philips Group

Financial income and expenses

in millions of EUR

	2019	2020	2021
Interest income	25	13	18
Interest income from loans and receivables	10	8	7
Interest income from cash and cash equivalents	15	5	11
Dividend income from financial assets	52	3	2
Net gains from disposal of financial assets	2	2	-
Net change in fair value of financial assets at fair value through profit or loss	17	129	95
Other financial income	17	12	33
Financial income	114	158	149
Interest expense	(196)	(173)	(159)
Interest on debt and borrowings	(167)	(154)	(147)
Finance charges under lease contract	(6)	(6)	(5)
Interest expenses - pensions	(22)	(13)	(8)
Provision-related accretion and interest	(23)	(22)	(14)
Net foreign exchange losses	(2)	4	-
Other financial expenses	(12)	(11)	(15)
Financial expense	(233)	(202)	(188)
Financial income and expenses	(119)	(44)	(39)